Organization and principal activities - consolidated assets and liabilities information of the Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents		$ 158,543	¥ 1,103,747	¥ 443,586
Restricted cash		33,055	230,125	350,632
Short-term investments		1,652	11,500	71,483
Accounts receivable, net		314,571	2,189,980	1,352,596
Prepayments and other current assets		27,962	194,668	210,996
Total current assets		535,783	3,730,020	2,429,293
Property, equipment and software, net		1,192	8,298	15,450
Aggregated carrying amount of the limited partnerships		83,206	579,263	346,159
Long-term equity investment		5,746	40,000	56,000
Deferred tax assets		1,047	7,289	8,467
Other non-current assets		1,042	7,255	23,915
Total non-current assets		92,233	642,105	449,991
Total assets		628,016	4,372,125	2,879,284
Short-term bank borrowings		70,384	490,000	395,000
Accounts payable		272,575	1,897,611	1,128,248
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB41,697 and RMB44,916 as of December 31, 2018 and 2019, respectively. Note 1)		6,452	44,916	41,697
Accrued expenses and other payables		48,641	338,626	425,470
Income tax payables		1	7	369
Total current liabilities		398,053	2,771,160	1,990,784
Non-current liabilities
Income tax payables		1,711	11,910	12,646
Total non-current liabilities		1,711	11,910	12,646
Total liabilities		$ 399,764	2,783,070	2,003,430
VIE
CONSOLIDATED BALANCE SHEETS
Short-term bank borrowings			490,000	395,000
Accounts payable			1,897,219	1,107,836
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB41,697 and RMB44,916 as of December 31, 2018 and 2019, respectively. Note 1)			44,916	41,697
Income tax payables			7	297
Non-current liabilities
Income tax payables			11,061	11,916
VIE | Reportable Legal Entities
CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents			645,332	415,456
Restricted cash			957	4,727
Short-term investments			11,500	21,600
Accounts receivable, net			2,189,980	1,352,596
Amount due from related parties	[1]		3,095	1,794
Prepayments and other current assets			194,423	210,764
Total current assets			3,045,287	2,006,937
Property, equipment and software, net			8,298	15,450
Aggregated carrying amount of the limited partnerships			574,930	341,825
Long-term equity investment			40,000	56,000
Deferred tax assets			7,289	8,467
Other non-current assets			7,255	23,915
Total non-current assets			637,772	445,657
Total assets			3,683,059	2,452,594
Short-term bank borrowings			490,000	395,000
Accounts payable			1,897,219	1,107,836
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB41,697 and RMB44,916 as of December 31, 2018 and 2019, respectively. Note 1)			44,916	41,697
Amounts due to related parties	[1]		278,487	285,621
Accrued expenses and other payables			283,749	392,251
Income tax payables			7	297
Total current liabilities			2,994,378	2,222,702
Non-current liabilities
Income tax payables			11,061	11,916
Long-term loan from a related party	[2]		534,000	300,000
Total non-current liabilities			545,061	311,916
Total liabilities			¥ 3,539,439	¥ 2,534,618

[1]	* Amounts due from and to related parties represent the amounts due from and to Shanghai Fangdd Information Technology Co., Ltd., Shanghai Fangdd Software Technology Co., Ltd. and its subsidiaries, which are eliminated upon consolidation.
[2]	** Long-term loan from a related party represents entrusted loan with a 3year term at annual interest rate of 0.5%, which was borrowed by Shenzhen Fangdd during the year of 2018 and 2019 from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.